SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10‑Q and Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed and consolidated or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K/A as filed with the SEC on May 10, 2021. The interim results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents in its operating account as of March 31, 2021 and December 31, 2020.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at March 31, 2021, and December 31, 2020, Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s condensed consolidated balance sheets.

Offering Costs

Offering costs consist of underwriting, legal, accounting and other expenses incurred through the Initial Public Offering that are directly related to the Initial Public Offering. Offering costs amounting to $6,797,377 were charged to stockholders’ equity upon the completion of the Initial Public Offering.

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. The fair value of Public Warrants issued in connection with the Initial Public Offering have subsequently been measured based on the listed market price of such warrants.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the private warrants was estimated using a binomial lattice model methodology.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net Income (Loss) Per Common Share

Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. The Company has not considered the effect of warrants, sold in the Initial Public Offering and in the sale of the Private Placement Units, to purchase 3,968,333 shares of Class A common stock in the calculation of diluted income (loss) per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income per common share, basic and diluted, for Class A redeemable common stock is calculated by dividing the interest income earned on the Trust Account, by the weighted average number of Class A redeemable common stock outstanding since original issuance. Net loss per share, basic and diluted, for Class A and B non-redeemable common stock is calculated by dividing the net loss, adjusted for income attributable to Class A redeemable common stock, net of applicable franchise and income taxes, by the weighted average number of Class A and B non-redeemable common stock outstanding for the period. Class A and B non-redeemable common stock includes the Founder Shares as these shares do not have any redemption features and do not participate in the income earned on the Trust Account.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

March 31,
2021
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$1,729
Income and Franchise Tax	(1,729)
Net Earnings	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	11,500,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00

Non-Redeemable Class A and B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(10,405,903)
Redeemable Net Earnings	—
Non-Redeemable Net Loss	$(10,405,903)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (1)	3,280,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(3.17)

Note: As of March 31, 2021, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the Company’s stockholders.

(1) The weighted average non-redeemable common stock for the three months ended March 31, 2021 includes the effect of 405,000 Private Placement Units, which were issued in conjunction with the initial public offering on September 9, 2020.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying condensed consolidated balance sheets, primarily due to their short-term nature.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2020, Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Offering Costs

Offering costs consist of underwriting, legal, accounting and other expenses incurred through the Initial Public Offering that are directly related to the Initial Public Offering. Offering costs amounting to $6,797,377 were charged to stockholders’ equity upon the completion of the Initial Public Offering.

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the warrants was estimated using a binomial lattice model methodology (see Note 11).

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net Income (Loss) Per Common Share

Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. The Company has not considered the effect of warrants, sold in the Initial Public Offering and in the sale of the Private Placement Units, to purchase 3,968,333 shares of Class A common stock in the calculation of diluted income (loss) per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income per common share, basic and diluted, for Class A redeemable common stock is calculated by dividing the interest income earned on the Trust Account, by the weighted average number of Class A redeemable common stock outstanding since original issuance. Net loss per share, basic and diluted, for Class A and B non-redeemable common stock is calculated by dividing the net loss, adjusted for income attributable to Class A redeemable common stock, net of applicable franchise and income taxes, by the weighted average number of Class A and B non-redeemable common stock outstanding for the period. Class A and B non-redeemable common stock includes the Founder Shares as these shares do not have any redemption features and do not participate in the income earned on the Trust Account.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Period From
June 10, 2020
(inception) Through
December 31, 2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$2,152
Income and Franchise Tax	(2,152)
Net Earnings	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	11,500,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00
Non-Redeemable Class A and B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(3,586,390)
Redeemable Net Earnings	—
Non-Redeemable Net Loss	$(3,589,390)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted(1)	3,100,220
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(1.16)

Note:As of December 31, 2020, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the Company’s stockholders.

(1)

The weighted average non-redeemable common stock for the year ended December 31, 2020 includes the effect of 405,000 Private Placement Units, which were issued in conjunction with the initial public offering on September 9, 2020.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Q S I Operations Inc
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying condensed financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations.

These condensed financial statements should be read in conjunction with the financial statements and notes included in the Company’s audited financial statements as of and for the years ended December 31, 2020 and 2019.The condensed balance sheet as of December 31, 2020 included herein was derived from the audited financial statements as of that date, but does not include all disclosures, including certain notes required by U.S. GAAP, on an annual reporting basis.

In the opinion of management, the accompanying condensed financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods. The results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for any subsequent quarter, the year ending December 31, 2021, or any other period.

Except as described elsewhere in this Note 2 under the heading “Recent Accounting Pronouncements”, there have been no material changes to the Company’s significant accounting policies as described in the audited financial statements as of December 31, 2020 and 2019.

COVID‑19 Outbreak

The recent outbreak of the novel coronavirus (“COVID‑19”), which was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company’s operating results, financial condition and cash flows. The COVID‑19 pandemic had, and is expected to continue to have, an adverse impact on the Company’s operations, particularly as a result of preventive and precautionary measures that the Company, other businesses, and governments are taking. Governmental mandates related to COVID‑19 or other infectious diseases, or public health crises, have impacted, and the Company expects them to continue to impact, its personnel and personnel at third-party manufacturing facilities in the United States and other countries, and the availability or cost of materials, which would disrupt or delay the Company’s receipt of instruments, components and supplies from the third parties the Company relies on to, among other things, produce its products currently under development. The COVID‑19 pandemic has also had an adverse effect on the Company’s ability to attract, recruit, interview and hire at the pace the Company would typically expect to support its rapidly expanding operations. To the extent that any governmental authority imposes additional regulatory requirements or changes existing laws, regulations, and policies that apply to the Company’s business and operations, such as additional workplace safety measures, the Company’s product development plans may be delayed, and the Company may incur further costs in bringing its business and operations into compliance with changing or new laws, regulations, and policies. The full extent to which the COVID‑19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID‑19 and the actions taken to contain or treat COVID‑19, as well as the economic impacts.

The estimates of the impact on the Company’s business may change based on new information that may emerge concerning COVID‑19 and the actions to contain it or treat its impact and the economic impact on local, regional, national and international markets. While the Company is unable to predict the full impact that the COVID‑19 pandemic will have on the Company’s future results of operations, liquidity and financial condition due to numerous uncertainties, including the duration of the pandemic, and the actions that may be taken by government authorities across the U.S., it is not expected to result in any significant changes in costs going forward.

The Company has not incurred any significant impairment losses in the carrying values of the Company’s assets as a result of the COVID‑19 pandemic and is not aware of any specific related event or circumstance that would require the Company to revise its estimates reflected in its financial statements.

Liquidity and Going Concern

Since its inception, the Company has generated no revenue and has funded its operations primarily with proceeds from the issuance of capital to private investors. As a result, the Company has incurred a significant cash burn and recurring net losses since its inception, which includes a net loss of $11,779 and $10,314 for the three months ended March 31, 2021 and 2020, respectively, and an accumulated deficit of $184,022 and $172,243, as of March 31, 2021 and December 31, 2020, respectively. The Company expects to continue to incur a significant cash burn and recurring net losses for the foreseeable future until such time that the Company can successfully commercialize its products that are currently under development. However, the Company can provide no assurance that such products will be successfully developed and commercialized in the future.

Given the closing of the business combination with HighCape on June 10, 2021, as described in Note 1, the Company received gross proceeds of $511,176 million (see Note 13) and as a result, the Company will be able to sustain its operations and meet its obligations as they become due over the next twelve months.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents. At March 31, 2021 and December 31, 2020, substantially all the Company’s cash and cash equivalents were invested in money market accounts at one financial institution. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Use of Estimates

The preparation of the condensed financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its condensed financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates and assumptions. Significant estimates and assumptions included:

•	valuation allowances with respect to deferred tax assets; and
•	assumptions underlying the fair value used in the calculation of the stock-based compensation.

The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s condensed financial statements.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment at least annually or when the Company determines a triggering event has occurred. When a triggering event has occurred, each impairment test is based on a comparison of the future expected undiscounted cash flow to the recorded value of the asset. If the recorded value of the asset is less than the undiscounted cash flow, the asset is written down to its estimated fair value. No impairments were recorded for the three months ended March 31, 2021 and 2020.

Recent Accounting Pronouncements

Accounting pronouncements issued but not yet adopted

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016‑02, Leases (Topic 842), which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all their leases on the balance sheet by recording a lease liability and corresponding right-of-use assets. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020‑05 issued by FASB, entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2020, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2022, and interim reporting periods within annual reporting periods beginning January 1, 2023. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on its financial statements.

In August 2019, the FASB issued ASU 2019‑15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). For the Company, this guidance is effective for annual reporting periods beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is currently evaluating the impact that the adoption of this pronouncement will have on its financial statements.

In December 2019, the FASB issued ASU 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019‑12 is intended to simplify various aspects related to accounting for income taxes. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2021, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2022 and interim reporting periods within annual reporting periods beginning January 1, 2023. The Company is currently evaluating the impact that the adoption of this pronouncement will have on its financial statements.

In August 2020, the FASB issued ASU 2020‑06, Debt-Debt with Conversion and Other Options (Subtopic 470‑20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815‑40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by removing the separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. These changes will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was bifurcated according to previously existing rules. ASU 2020‑06 also requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2022, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2024, and interim reporting periods within annual reporting periods beginning January 1, 2024, with early adoption permitted. The Company is currently evaluating the impact that the adoption of ASU 2020‑06 will have on its financial statements.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).

COVID‑19 Outbreak

The recent outbreak of the novel coronavirus (“COVID‑19”), which was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company’s operating results, financial condition and cashflows. The COVID‑19 pandemic had, and is expected to continue to have, an adverse impact on our operations, particularly as a result of preventive and precautionary measures that we, other businesses, and governments are taking. Governmental mandates related to COVID‑19 or other infectious diseases, or public health crises, have impacted, and we expect them to continue to impact, our personnel and personnel at third-party manufacturing facilities in the United States and other countries, and the availability or cost of materials, which would disrupt or delay our receipt of instruments, components and supplies from the third parties we rely on to, among other things, produce our products. The COVID‑19 pandemic has also had an adverse effect on our ability to attract, recruit, interview and hire at the pace we would typically expect to support our rapidly expanding operations. To the extent that any governmental authority imposes additional regulatory requirements or changes existing laws, regulations, and policies that apply to the Company’s business and operations, such as additional workplace safety measures, the Company’s product development plans may be delayed, and the Company may incur further costs in bringing its business and operations into compliance with changing or new laws, regulations, and policies. The full extent to which the COVID‑19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID‑19 and the actions taken to contain or treat COVID‑19, as well as the economic impacts.

The estimates of the impact on the Company’s business may change based on new information that may emerge concerning COVID‑19 and the actions to contain it or treat its impact and the economic  impact on local, regional, national and international markets. While we are unable to predict the full impact that the COVID‑19 pandemic will have on our future results of operations, liquidity and financial condition due to numerous uncertainties, including the duration of the pandemic, and the actions that may be taken by government authorities across the US, it is not expected to result in any significant changes in costs going forward.

The Company has not incurred any significant impairment losses in the carrying values of our assets as a result of the COVID‑19 pandemic and is not aware of any specific related event or circumstance that would require us to revise our estimates reflected in our financial statements.

Liquidity and Going Concern

Since its inception, the Company has generated no revenue and has funded its operations primarily with proceeds from the issuance of capital to private investors. As a result, the Company has incurred a significant cash burn and recurring net losses since its inception, which includes a net loss of $36,613 and $35,792 for the years ended December 31, 2020 and 2019, respectively, and an accumulated deficit of $172,243 and $135,630, as of December 31, 2020 and 2019, respectively. The Company expects to continue to incur a significant cash burn and recurring net losses for the foreseeable future until such time that the Company can successfully commercialize its products that are currently under development. However, the Company can provide no assurance that such products will be successfully developed and commercialized in the future.

Management anticipates the Company will be able to raise additional capital needed to sustain the Company’s operations and meet its obligations as they become due over the next twelve months upon consummation of the proposed merger with HighCape (See Note 14). However, the Company can provide no assurance the proposed merger will be successfully consummated, or that enough capital will be received to fund the Company’s operations over the next twelve months. If the proposed merger is not successfully consummated or enough capital received, the Company will have to seek other sources of capital, or pursue other strategic alternatives, which could include, among other things, a significant reduction in the Company’s current cost structure, a significant reduction in the Company’s product development strategy, a sale of the Company, or a filing of insolvency or cessation of the Company’s operations.

Management believes these uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements have been prepared on the basis that the Company will continue to operate as a going-concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents. At December 31, 2020 and 2019, substantially all the Company’s cash and cash equivalents were invested in money market accounts at one financial institution. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates and assumptions. Significant estimates and assumptions included:

•	valuation allowances with respect to deferred tax assets; and
•	assumptions underlying the fair value used in the calculation of the stock-based compensation.

The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s financial statements.

Cash and Cash Equivalents

All highly liquid investments purchased with a maturity of three months or less are cash equivalents. At December 31, 2020 and 2019, cash and cash equivalents consist principally of cash and money market accounts.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets include amounts paid in advance for operating expenses as well as monies to be received from the State of Connecticut for research and development tax credits. These research and development tax credits are exchanged for a cash refund and are typically collected within one year from the date the tax return is filed with the state. The credits are recognized as an offset to research and development expenses in the statement of operations and comprehensive loss in the annual period the corresponding expenses were incurred.

Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation expense is computed using the straight-line method over the estimated useful lives of the related assets.

Useful lives of property and equipment are as follows:

Property and equipment	Estimated useful life
Computer equipment	5 years
Laboratory equipment	5 years
Furnitures and fixtures	7 years
Software	3 years

Expenditures for major renewals and improvements are capitalized. Expenditures for repairs and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation is eliminated from the balance sheet, and any resulting gains or losses are included in the statements of operations and comprehensive loss in the period of disposal.

Leases

Leases are evaluated and classified as operating leases or capital leases for financial reporting purposes. Leases that meet one or more of the capital lease criteria under this guidance are recorded as capital leases. All other leases are recorded as operating leases. The Company records each capital lease as an asset and an obligation at an amount that is equal to the present value of the minimum lease payments over the lease term. The Company’s operating leases are short term in nature as they have month to month rental terms. The Company expenses monthly rental payments as incurred in general and administrative expenses in the statement of operations and comprehensive loss.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment at least annually or when the Company determines a triggering event has occurred. When a triggering event has occurred, each impairment test is based on a comparison of the future expected undiscounted cash flow to the recorded value of the asset. If the recorded value of the asset is less than the undiscounted cash flow, the asset is written down to its estimated fair value. No impairments were recorded for the years ended December 31, 2020 and 2019.

Capitalized Software Development Costs

The Company has considered costs of software to be sold, leased, or marketed. For the years ended December 31, 2020 and 2019, the Company had not yet achieved technical feasibility and therefore, all costs were expensed in research and development. With respect to costs of software developed for internal use, the Company determined that all costs for the periods ending December 31, 2020 and 2019 were in the preliminary project stage and not eligible for capitalization and therefore expensed as incurred in research and development.

Research and Development

Research and development expenses primarily consist of personnel costs and benefits including stock- based compensation, facilities-related expenses, consulting and professional fees, fabrication services, software and other outsourcing expenses. Substantially all of the Company’s research and development expenses are related to developing new products and services. Research and development expenses are expensed as incurred.

General and Administrative

General and administrative expenses primarily consist of personnel costs and benefits including stock- based compensation, patent and filing fees, facilities costs, office expenses and outside services. Outside services consist of professional services, legal and other professional fees.

Sales and Marketing

Sales and marketing costs primarily consist of personnel costs and benefits including stock-based compensation, advertising, promotional, as well as conferences, meetings and other events. Advertising costs are expensed as incurred. For the years ended December 31, 2020 and 2019, advertising expenses were $87 and $15, respectively.

Net Loss per Common Share

Basic net loss per common share is calculated by dividing the net loss by the weighted average number of common shares outstanding during the period, without consideration of potentially dilutive securities.

Diluted net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares plus the common equivalent shares of the period, including any dilutive effect from such shares. The Company’s diluted net loss per common share is the same as basic net loss per common share for all periods presented, since the effect of potentially dilutive securities is anti-dilutive. Refer to Note 10, “Net Loss Per Share” for further discussion.

Convertible Preferred Stock

The Company has applied the guidance in ASC Topic 480‑10‑S99‑3A, SEC Staff Announcement: Classification and Measurement of Redeemable Securities, and has therefore classified the Series A, Series B, Series C, Series D, and Series E Convertible Preferred Stock (“Convertible Preferred Stock”) (see Note 7) as mezzanine equity. The Convertible Preferred Stock was recorded outside of stockholders’ deficit because the Convertible Preferred Stock includes a redemption provision upon a change of control, which is deemed a liquidation event that is considered outside the Company’s control. The Convertible Preferred Stock have been recorded at their original issue price, net of issuance costs. The Company did not adjust the carrying values of the Convertible Preferred Stock to the liquidation price associated with a change of control because a change of control of the Company was not considered probable at either of the reporting dates (see Note 13). Subsequent adjustments to increase or decrease the carrying values to their respective liquidation prices will be made only when it becomes probable that such a change of control will occur.

Stock-Based Compensation

The measurement of share-based compensation expense for all stock-based payment awards, including stock options granted to employees, directors, and nonemployees, is based on the estimated fair value of the awards on the date of grant. Prior to adoption of Accounting Standards Update (“ASU”) 2018‑07, Compensation — Stock Compensation (Topic 718) on January 1, 2020, stock options granted to nonemployees were accounted for based on their fair value on the measurement date. Stock options granted to nonemployees are subject to periodic revaluation over their vesting terms. As a result, the charge to statements of operations and comprehensive loss for nonemployee options with vesting requirements is affected in each reporting period by a change in the fair value of the option calculated under the Black-Scholes option pricing model.

The Company recognizes stock-based compensation expense for stock option grants with only service conditions on a straight-line basis over the requisite service period of the individual grants, which is generally the vesting period, based on the estimated grant date fair values. The Company recognizes stock-based compensation expense for stock option grants subject to non-financing event performance conditions on an accelerated basis as though each separately vesting portion of  the award was, in substance, a separate  award. Generally, stock options fully vest four years from the grant date and have a term of 10 years. On January 1, 2020, the Company adopted ASU 2018‑07. ASU 2018‑07 aligns the accounting for share-based payment awards issued to employees and nonemployees. Under this new guidance, the existing employee guidance will now apply to nonemployee share-based transactions. This guidance was applied to all new awards granted after the date of adoption, and adoption did not have a material impact on our financial statements or related disclosures. For nonemployee awards that had been issued prior to adoption of ASU 2018‑07 and remained outstanding subsequent to adoption, the Company utilized the adoption date fair value of the nonemployee awards as a substitute for grant date fair value for future compensation expense recognition as permitted under the transition guidance.

The Company recognizes the effect of forfeiture in compensation costs based on actual forfeitures when they occur.

The fair value of the shares of common stock underlying stock options has historically been determined by the Board of Directors (the “Board”), with input from management and contemporaneous third-party valuations, as there was no public market for the common stock. Given the absence of a public trading market for the Company’s common stock, and in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately Held Company Equity Securities Issued as Compensation, the Board exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s common stock at each option grant date.

In valuing the Company’s common stock for 2020 and 2019, the Board determined the value using the market approach-subject company transaction method. Under this method, the Company “solved for” the total equity value which allocates a probability-weighted present value to the Series E convertible preferred stockholders consistent with the investment amount of the financing round that was known at the respective valuation date.

Application of this approach involves the use of estimates, judgment and assumptions that are highly complex and subjective, such as market multiples, the selection of comparable companies and the probability of possible future events. Changes in any or all these estimates and assumptions or the relationships among those assumptions could have a material impact on the valuation of the Company’s common stock as of each valuation date.

Income Taxes

The Company utilizes the asset and liability method of  accounting for income taxes, as set forth in ASC Topic 740, Income Taxes.  Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities using the enacted statutory tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is established against net deferred tax assets if, based on the weight of available evidence, it is more likely than not that some or all of the net deferred tax assets will not be realized.

The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties. As of December 31, 2020 and 2019, the Company had no uncertain tax positions.

Recent Accounting Pronouncements

Accounting pronouncements adopted

In June 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018‑07, Compensation — Stock Compensation (Topic 718). The amendments in this update expand the scope of Topic 718 (“ASC 718”) to include share-based payments to nonemployees. An entity is required to apply the requirements of ASC 718 to nonemployee awards except for specific guidance related to option pricing models and the attribution of cost. The Company adopted such guidance on January 1, 2020 and there was no material effect of adoption on the financial statements.

In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606), which amends the existing accounting standards for revenue recognition. The FASB has issued several updates to the standard which: (i) clarify the application of the principal versus agent guidance, (ii) clarify the guidance relating to performance obligations and licensing, (iii) clarify the assessment of the collectability criterion, presentation of sales taxes, measurement date for non-cash consideration and completed contracts and (iv) clarify the narrow aspects of Topic 606 or correct unintended application of the guidance (collectively, “ASC 606”). ASC 606 is based on principles that govern the recognition of revenue at an amount to which an entity expects to be entitled when products and/or services are transferred to customers. The new revenue standard may be applied via the full retrospective method to each prior period presented  or via the modified retrospective method with the cumulative effect recognized as of the date of adoption. The Company adopted ASU 2014‑09 as of January 1, 2019. The Company has had no revenue and the adoption of this pronouncement had no impact on the Company’s financial statements.

Accounting pronouncements issued but not yet adopted

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842) which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all their leases on the balance sheet by recording a lease liability and corresponding right-of- use assets. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020‑05 issued by FASB, the entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2020, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2022, and interim reporting periods within annual reporting periods beginning January 1, 2023. The Company is in the process of  evaluating the impact that the adoption of  this pronouncement will have on the Company’s financial statements and disclosures.

In August 2019, the FASB issued ASU 2019‑15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). For the Company, this guidance is effective for annual reporting periods beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is currently evaluating the impact that the adoption of this pronouncement will have on the Company’s financial statements and disclosures.

In December 2019, the FASB issued ASU 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The ASU is intended to simplify various aspects related to accounting for income taxes. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2021, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2022 and interim reporting period within annual reporting period beginning January 1, 2023. The Company is currently evaluating the impact that the adoption of this pronouncement will have on the Company’s financial statements.

In August 2020, the FASB issued ASU 2020‑06, Debt-Debt with Conversion and Other Options (Subtopic 470‑20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815‑40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by removing the separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. These changes will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was bifurcated according to previously existing rules. ASU 2020‑06 also requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2022, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2024, and interim reporting periods within annual reporting periods beginning January 1, 2024, with early adoption permitted. The Company is currently evaluating the impact that the adoption of ASU 2020‑06 will have on its financial statements.